Supplement to
Fidelity's
Michigan Municipal
Fund's
February 28, 2001
Prospectus

Shareholder Meeting. On or about April 18, 2001, a meeting of the shareholders of Fidelity Michigan Municipal Money Market Fund will be held to vote on various proposals, including modifications to the fund's management contract. Shareholders of record on February 20, 2001 are entitled to vote at the meeting. The proposed management contract modifications for Michigan Municipal Money Market include a proposal to revise the fund's management fee to provide for lower fees when FMR's assets under management exceed $587 billion and to allow FMR and the trust, on behalf of the fund, to modify the management contract subject to the requirements of the Investment Company Act of 1940.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

MIS/MIF-01-03 February 28, 2001
1.475738.105

Supplement to
Fidelity's Ohio
Municipal Funds
February 28, 2001 Prospectus

Shareholder Meeting. On or about April 18, 2001, a meeting of the shareholders of Fidelity Ohio Municipal Money Market Fund will be held to vote on various proposals, including modifications to the fund's management contract. Shareholders of record on February 20, 2001 are entitled to vote at the meeting. The proposed management contract modifications for Ohio Municipal Money Market include a proposal to revise the fund's management fee to provide for lower fees when FMR's assets under management exceed $587 billion and to allow FMR and the trust, on behalf of the fund, to modify the management contract subject to the requirements of the Investment Company Act of 1940.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

OFS/OFR-01-03 February 28, 2001
1.475823.104

Supplement to the Spartan® Pennsylvania Municipal Funds
February 28, 2001
Prospectus

Shareholder Meeting. On or about April 18, 2001, a meeting of the shareholders of Spartan Pennsylvania Municipal Money Market Fund will be held to vote on various proposals, including modifications to the fund's management contract. Shareholders of record on February 20, 2001 are entitled to vote at the meeting. The proposed management contract modifications for Spartan Pennsylvania Municipal Money Market include a proposal to modify the list of enumerated expenses borne directly by the fund under its present management contract to include annual premiums payable on or after January 1, 2004, if any, for insurance coverage provided by a captive mutual insurance company. The proposed management contract modifications for Spartan Pennsylvania Municipal Money Market also include a proposal to allow Fidelity Management & Research Company and the trust, on behalf of the fund, to modify its management contract subject to the requirements of the Investment Company Act of 1940.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

PFR-01-03 February 28, 2001
1.479534.105